INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (53,432)	$ (60,249)	$ (57,316)
Foreign	(1,518)	16,460	8,747
Loss before taxes on income	$ (54,950)	$ (43,789)	$ (48,569)